Unaudited Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Non-current assets
Goodwill	€ 1,903.4	€ 1,902.5
Intangibles	2,150.8	2,155.7
Property, plant and equipment	424.7	422.2
Other non-current assets	0.7	1.1
Derivative financial instruments	0.0	17.2
Deferred tax assets	125.6	113.5
Total non-current assets	4,605.2	4,612.2
Current assets
Cash and cash equivalents	772.1	393.2
Inventories	334.1	344.3
Trade and other receivables	166.0	185.0
Indemnification assets	9.9	15.4
Short-term investments	0.0	25.0
Derivative financial instruments	10.3	5.5
Total current assets	1,292.4	968.4
Total assets	5,897.6	5,580.6
Current liabilities
Trade and other payables	546.5	647.2
Current tax payable	236.8	166.2
Provisions	35.7	45.7
Loans and borrowings	21.9	22.5
Derivative financial instruments	82.1	35.5
Total current liabilities	923.0	917.1
Non-current liabilities
Loans and borrowings	2,100.0	1,736.3
Employee benefits	249.1	276.2
Other non-current liabilities	2.1	2.2
Provisions	2.9	6.1
Derivative financial instruments	0.0	89.5
Deferred tax liabilities	375.9	427.1
Total non-current liabilities	2,730.0	2,537.4
Total liabilities	3,653.0	3,454.5
Net assets	2,244.6	2,126.1
Equity attributable to equity holders
Share capital and capital reserve	1,689.6	1,620.5
Share based compensation reserve	4.0	8.3
Founder Preferred Shares Dividend reserve	166.0	245.5
Translation reserve	92.6	84.7
Other reserves	(7.8)	(24.5)
Retained earnings	300.2	191.6
Equity attributable to owners of parent	€ 2,244.6	€ 2,126.1